Income Taxes (Tables)	12 Months Ended
May 31, 2025
Income Taxes
Schedule of provision for income taxes

	Years Ended May 31,
	2025	2024
Current:
Federal	$—	$—
State	—	—
Total Current	—	—
Deferred:
Federal	(2,433)	57
State	—	—
Change in valuation allowance	2,433	(57)
Total deferred	—	—
Total income tax benefit (expense)	$—	$—

Schedule of reconciliation of federal statutory Income tax

The Company’s provision for income tax differs from the amount computed by applying the statutory federal income tax rate to income before taxes as follows:

	Years ended May 31,
	2025	2024
Statutory federal income tax rate	21.0%	21.0%
Derivative loss	4.8	(0.1)
Non-deductible debt issuance costs	(2.3)	(7.1)
Non-deductible interest on convertible notes	24.8	(2.0)
Non-deductible loss on induced conversion	6.6	(2.8)
Non-deductible debt discount amortization	2.3	(0.5)
Stock Compensation	6.2	(7.2)
NOL expiration	1.5	(0.0)
Other	(0.0)	(1.2)
Valuation allowance	(64.9)	(0.1)
Total provision for income taxes	0.0%	0.0%

Schedule of net deferred tax assets and liabilities

	As of May 31,
	2025	2024
Deferred tax assets:
Net operating loss	$97,626	$100,897
Credits	2,063	2,063
ASC 718 expense on non-qualified stock options	2,724	2,665
Accrued expenses	272	411
Lease liability	30	59
Inventory charges	6,173	6,173
Inventory write-off	1,953	1,953
Contingent liability	9,150	9,202
Issued warrants	2,901	3,000
Section 174 R&D costs	3,179	2,056
Amortization	155	207
Fixed assets	4	5
Other	—	—
Total gross deferred tax asset	126,230	128,691
Less valuation allowance	(126,203)	(128,636)
Total deferred tax assets	27	55
Deferred tax liabilities:
Right-of-use asset	(27)	(55)
Total deferred tax liabilities	(27)	(55)
Net deferred tax asset (liability)	$—	$—

Schedule of reconciliation of the beginning and ending amount of the valuation allowance

	May 31,
	2025	2024
Valuation allowance at beginning of year	$128,636	$128,579
Change in valuation allowance	(2,433)	57
Valuation allowance at end of year	$126,203	$128,636